Acquisitions and Disposals (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions						1 Months Ended						12 Months Ended
	Dec. 11, 2020	Nov. 12, 2020	Nov. 05, 2020	Jun. 09, 2020	Aug. 08, 2019	Apr. 19, 2021	Aug. 25, 2020	Jul. 31, 2020	Jun. 15, 2020	Dec. 23, 2019	Oct. 25, 2019	Jun. 30, 2020
Statement [Line Items]
Par value per share												$ 1
Ordinary shares of capital stock						517,722,151						116,500
Description of recapitalization agreement					TGLT, at an exchange ratio of one Class B preferred share for every 6.94 ordinary shares of the Company and / or (b) the exchange for convertible notes, at an exchange ratio of a Class B preferred share for each USD 1.00 of convertible notes (including accumulated and unpaid interests under the existing convertible notes
Ownership percentage					100.00%
Share Capital [Member]
Statement [Line Items]
Description of assets								IRSA Propiedades Comerciales S.A. has sold the entire “Bouchard 710” building, located in the Plaza Roma district of the Autonomous City of Buenos Aires, to an unrelated third party. The tower consists of 15,014 square meters of gross rental area on 12 office floors and 116 parking spaces.
Transaction price								$ 8,791
Sale of Catalinas Tower building [Member]
Statement [Line Items]
Description of assets				IRSA Propiedades Comerciales signed with an unrelated third party the transfer of the right to deed with the delivery of possession of two medium-height floors of the tower under construction “200 Della Paolera” located in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 2,430 square meters and 16 parking spaces located in the building.
Transaction price				$ 1,750
Barter transaction Plot 1 - Caballito Tower [Member]
Statement [Line Items]
Description of assets										Plot 1 has an estimated surface area of 3,221 square meters in which a 10-story apartment building will be developed for a total of 11,400 square meters, a commercial ground floor for 1,216 square meters and a basement of 138 parking spaces (“Building 1”).
Barter transaction Plot 2 - Caballito Tower [Member]
Statement [Line Items]
Description of assets										The amount of the operation was set at the sum of USD 5.5 million to be paid in future functional units of Building 1, which represent the equivalent of 23.53% of the own square meters, with a minimum footage insured of 2,735 square meters composed by 1,215.62 square meters of commercial destination, 1,519.68 square meters of residential destination and a certain number of parking spaces that represent 22.50% of the own square meters with that destination and never less than 31 units. The consideration is granted by a mortgage on Plot 1 and Building 1. The buyer has an option to acquire Plot 2 of the same property until August 31, 2020 and Plots 3 and 4 until March 31, 2021, subject to certain suspensive conditions.
Barter transaction airspace coto [Member]
Statement [Line Items]
Description of assets											the Company has transferred in a barter transaction the rights to construct an apartment building (“Torre 1”) to an unrelated third party on the airspace of the COTO Supermarket located in the Abasto neighborhood of the Autonomous City from Buenos Aires. Torre 1 will have 22 apartments of 1 to 3 rooms totaling an area of 8,400 square meters. The amount of the operation was set at USD 4.5 million: USD 1 million will be pay in cash and remaining balance in at least 35 functional units of departments, representing the equivalent of 24.20% of the own square meters, with a minimum insured of 1,982 square meters.
Transaction price												$ 434
Acquisition of Hudson Property [Member]
Statement [Line Items]
Description of assets	On December 11, 2020, the purchase bill of the property called Casonas located in Hudson, Berazategui district was signed, paying the remaining balance of 90% for USD 1 million. The initial 10% had been paid in during the year ended June 30, 2018.
Sale of Boston Tower building [Member]
Statement [Line Items]
Description of assets		IRSA Propiedades Comerciales S.A. has signed with an unrelated third party a bill of sale with possession of 3 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,266 square meters, a commercial space located on the ground floor of approximately 225 square meters and 15 parking spaces located in the building.	IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of 4 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,892 square meters and 15 parking spaces located in the building.				IRSA Propiedades Comerciales S.A. has sold and transferred 5 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 6,235 square meters and 25 parking spaces located in the building		IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of a medium-height floor of Boston Tower located at 265 Della Paolera in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 1,247 square meters and 5 parking spaces located in the building.
Transaction price		$ 1,906	$ 2,271				$ 3,574		$ 666